Intangible Assets (Details Textual) (USD $)		0 Months Ended
	Mar. 31, 2013	Oct. 03, 2011 Wave Energy Technology [Member]	Dec. 13, 2011 Wind Energy Technology [Member]
Intangible Assets (Textual)
Purchase price of the technology		$ 1,400,000
Present value of purchase price of the technology	0	1,218,238
Payable period		Thirty-three monthly installments
Common shares issued for acquisition of rights and patents			25,000,000
Acquisition, with a market value			$ 457,600